Impaired Loans and Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loan portfolio and related allowance
Individually Evaluated for Impairment, Carrying Value	$ 82,901	$ 100,137
Collectively Evaluated for Impairment, Carrying Value	1,143,180	1,107,937
Individually Evaluated for Impairment, Associated Allowance	7,269	6,979
Collectively Evaluated for Impairment, Associated Allowance	14,835	18,586
Carrying Value, Total	1,226,081	1,208,074
Associated Allowance, Total	22,104	25,565
Construction and land development [Member]
Loan portfolio and related allowance
Individually Evaluated for Impairment, Carrying Value	4,025	5,393
Collectively Evaluated for Impairment, Carrying Value	56,711	43,791
Individually Evaluated for Impairment, Associated Allowance	230	375
Collectively Evaluated for Impairment, Associated Allowance	904	1,508
Carrying Value, Total	60,736	49,184
Associated Allowance, Total	1,134	1,883
Commercial real estate [Member]
Loan portfolio and related allowance
Individually Evaluated for Impairment, Carrying Value	38,487	58,300
Collectively Evaluated for Impairment, Carrying Value	448,341	450,053
Individually Evaluated for Impairment, Associated Allowance	2,264	3,385
Collectively Evaluated for Impairment, Associated Allowance	6,585	8,092
Carrying Value, Total	486,828	508,353
Associated Allowance, Total	8,849	11,477
Residential real estate [Member]
Loan portfolio and related allowance
Individually Evaluated for Impairment, Carrying Value	39,719	35,268
Collectively Evaluated for Impairment, Carrying Value	529,612	510,978
Individually Evaluated for Impairment, Associated Allowance	4,700	3,099
Collectively Evaluated for Impairment, Associated Allowance	6,390	7,867
Carrying Value, Total	569,331	546,246
Associated Allowance, Total	11,090	10,966
Commercial and financial [Member]
Loan portfolio and related allowance
Individually Evaluated for Impairment, Carrying Value	0	117
Collectively Evaluated for Impairment, Carrying Value	61,903	52,988
Individually Evaluated for Impairment, Associated Allowance	0	8
Collectively Evaluated for Impairment, Associated Allowance	468	394
Carrying Value, Total	61,903	53,105
Associated Allowance, Total	468	402
Consumer [Member]
Loan portfolio and related allowance
Individually Evaluated for Impairment, Carrying Value	670	1,059
Collectively Evaluated for Impairment, Carrying Value	46,613	50,127
Individually Evaluated for Impairment, Associated Allowance	75	112
Collectively Evaluated for Impairment, Associated Allowance	488	725
Carrying Value, Total	47,283	51,186
Associated Allowance, Total	$ 563	$ 837